Long-Term Debt and Finance Lease Obligations - Long term debt (Details) - USD ($) $ in Thousands					12 Months Ended
	Jun. 13, 2016	Nov. 20, 2014	Jul. 26, 2012	May 05, 2011	Dec. 31, 2020	Mar. 31, 2021	Jul. 01, 2020	Dec. 31, 2019	Dec. 27, 2012	May 16, 2012
Long-term debt
Carrying Amount					$ 10,523,565			$ 10,625,996
Fair Value					11,139,175			11,096,954
Unamortized deferred financing costs and debt discounts, net					(12,684)			(16,250)
Finance lease obligations					160,609	$ 147,358		212,617
Total long-term debt and finance lease obligations (including current portion)					$ 10,671,490			10,822,363
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Amount								1,100,000
Fair Value								$ 1,110,208
Interest rate (as a percent)					5.125%			5.125%
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Amount					$ 2,000,000			$ 2,000,000
Fair Value					$ 2,047,260			$ 2,109,420
Interest rate (as a percent)					6.75%			6.75%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount				$ 2,000,000
Term of debt instrument				10 years
Annual Debt Service Requirements					$ 135,000
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Amount					2,000,000			$ 2,000,000
Fair Value					$ 2,095,820			$ 2,129,580
Interest rate (as a percent)			5.875%		5.875%			5.875%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount			$ 1,000,000							$ 1,000,000
Term of debt instrument			10 years
Annual Debt Service Requirements					$ 117,500
5% Senior Notes due 2023
Long-term debt
Carrying Amount					1,500,000			$ 1,500,000
Fair Value					$ 1,566,300			$ 1,543,770
Interest rate (as a percent)					5.00%			5.00%	5.00%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount									$ 1,500,000
Annual Debt Service Requirements					$ 75,000
5 7/8% Senior Notes due 2024
Long-term debt
Carrying Amount					2,000,000			$ 2,000,000
Fair Value					$ 2,099,580			$ 2,049,080
Interest rate (as a percent)					5.875%			5.875%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount		$ 2,000,000
Term of debt instrument		10 years
Annual Debt Service Requirements					$ 117,500
7 3/4% Senior Notes due 2026
Long-term debt
Carrying Amount					2,000,000			$ 2,000,000
Fair Value					$ 2,236,520			$ 2,128,900
Interest rate (as a percent)					7.75%			7.75%
Aggregate principal amount	$ 2,000,000
Term of debt instrument	10 years
Annual Debt Service Requirements					$ 155,000
7 3/8% Senior Notes due 2028
Long-term debt
Carrying Amount					1,000,000
Fair Value					$ 1,070,130
Interest rate (as a percent)					7.375%			7.375%
Redemption price as a percentage of principal amount					100.00%
Aggregate principal amount							$ 1,000,000
Annual Debt Service Requirements					$ 73,750
7 3/8% Senior Notes due 2028 | Maximum
Long-term debt
Percentage of principal amount redeemed					35.00%
Other notes payable
Long-term debt
Carrying Amount					$ 23,565			$ 25,996
Fair Value					$ 23,565			$ 25,996